VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE OF VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (IN THOUSANDS)

	Balance at Beginning of Fiscal Period	Charges to Costs and Expense	Deductions		Balance at End of Fiscal Period
Year ended December 31, 2013:
Allowance for doubtful accounts	$1,809	$1,861	$(1,675	)(1)	$1,995

Year ended December 31, 2014:
Allowance for doubtful accounts	1,995	1,469	(1,343	)(1)	2,121

Year ended December 31, 2015:
Allowance for doubtful accounts	2,121	1,354	(1,724	)(1)	1,751

(1)	Deductions in the allowance for doubtful accounts represent write-offs of uncollectible accounts net of recoveries.